Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings [Abstract]
Commerzbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank	$ 137,383	$ 115,827
BNP Paribas S.A. and DVB Bank SE	58,361	36,175
DVB Bank SE and ABN AMRO Bank N.V.	42,034	44,121
Cyprus Popular Bank Public Co Ltd	32,400	24,300
Eurobank Ergasias S.A. $52.2 million	49,209	46,500
Eurobank Ergasias S.A. $52.0 million	45,894	18,200
ABN AMRO Bank N.V.	47,298	53,260
Norddeutsche Landesbank Girozentrale	24,971
DVB Bank SE and Credit Agricole Corporate and Investment Bank	49,943
Ship Mortgage Notes	505,000	505,000
Total borrowing	992,493	843,383
Less: current portion	(19,724)	(11,928)
Add: bond premium	1,593	2,028
Total long-term borrowings	$ 974,362	$ 833,483